Related Party Debt and Transactions (Details Narrative) (USD $)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Cancellation of loans	$ 0	$ 28,818
Loan from related party	36,000
Due to related parties	0		36,000
Employment Agmt
Date of Agreement	2013-09-06
Term of Agreement	2 years
Annual Compensation	275,000
Options to purchase	3,000,240
Options to purchase, exercise price	$ 0.02
Bonus	68,750
Earnings	151,422
Accrued wages	219,495
Sale Agmt
Date of Agreement	2013-07-19
Cancellation of loans	$ 28,818